To
Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Financials	29.0	%(a)
Consumer Discretionary	18.3%
Industrials	17.8%
Energy	13.4%
Information Technology	4.8%
Communication Services	4.4%
Materials	4.3%
Health Care	3.5%
Consumer Staples	3.4%
Utilities	1.1%
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 4.3%
Nexstar Media Group, Inc.	1,646	$252,200
Scholastic Corp.	7,692	149,302
Spok Holdings, Inc.	18,161	292,029
TEGNA, Inc.	17,559	319,925
TrueCar, Inc. (a)	71,980	247,611
		1,261,067

Consumer Discretionary - 17.8%
Academy Sports & Outdoors, Inc.	4,486	234,663
Adtalem Global Education, Inc. (a)	4,161	445,768
American Eagle Outfitters, Inc.	13,754	221,990
Carter's, Inc.	3,612	194,759
Columbia Sportswear Co.	3,551	313,553
Ethan Allen Interiors, Inc.	8,745	271,270
G-III Apparel Group Ltd. (a)	9,589	299,369
Golden Entertainment, Inc.	8,930	292,368
KB Home	4,228	283,699
Kohl's Corp.	11,049	145,957
Landsea Homes Corp. (a)	23,898	198,353
Monarch Casino & Resort, Inc.	3,960	337,946
ODP Corp. (a)	5,770	130,402
Patrick Industries, Inc.	3,504	340,379
Perdoceo Education Corp.	15,726	452,594
Sally Beauty Holdings, Inc. (a)	21,484	233,531
Steven Madden Ltd.	6,782	278,401
Travel + Leisure Co.	5,426	294,957
Upbound Group, Inc.	7,990	234,427
		5,204,386

Consumer Staples - 3.4%
Cal-Maine Foods, Inc.	4,454	480,587
Edgewell Personal Care Co.	7,185	239,260
Spectrum Brands Holdings, Inc.	3,111	263,066
		982,913

Energy - 13.1%
Berry Corp.	39,587	172,599
CNX Resources Corp. (a)	11,434	313,063
Core Natural Resources, Inc.	5,341	482,518
CVR Energy, Inc.	8,289	157,077
Dorian LPG Ltd.	7,823	188,065
FutureFuel Corp.	51,477	281,064
Helmerich & Payne, Inc.	6,818	215,381
International Seaways, Inc.	4,778	186,103
Liberty Energy, Inc.	15,447	282,835
Navigator Holdings Ltd.	17,650	293,166
Peabody Energy Corp.	10,977	199,233
Ranger Energy Services, Inc. - Class A	19,793	324,407
Sitio Royalties Corp. - Class A	12,644	254,650
VAALCO Energy, Inc.	45,623	187,054
World Kinect Corp.	10,599	299,634
		3,836,849

Financials - 27.4%(b)
Axos Financial, Inc. (a)	4,629	323,706
Bancorp, Inc. (a)	8,416	513,881
Brighthouse Financial, Inc. (a)	5,295	326,754
CNO Financial Group, Inc.	10,300	411,382
ConnectOne Bancorp, Inc.	11,819	299,493
Employers Holdings, Inc.	6,197	304,644
Enact Holdings, Inc.	9,029	305,000
Genworth Financial, Inc. - Class A (a)	43,536	314,765
Hanmi Financial Corp.	11,878	285,310
International Bancshares Corp.	5,326	350,930
Jackson Financial, Inc. - Class A	3,998	376,771
Lincoln National Corp.	8,556	300,829
MGIC Investment Corp.	12,690	324,103
Mr. Cooper Group, Inc. (a)	3,939	408,908
Navient Corp.	17,206	235,206
Pathward Financial, Inc.	5,700	454,461
Premier Financial Corp.	12,508	348,098
PROG Holdings, Inc.	7,912	338,238
Radian Group, Inc.	8,683	295,396
Sandy Spring Bancorp, Inc.	9,209	311,540
SLM Corp.	12,796	357,136
Universal Insurance Holdings, Inc.	14,393	278,361
Univest Financial Corp.	10,616	322,620
Western Union Co.	20,011	206,514
		7,994,046

Health Care - 3.5%
Innoviva, Inc. (a)	19,249	358,801
Patterson Cos., Inc.	10,287	318,383
Premier, Inc. - Class A	14,722	333,600
		1,010,784

Industrials - 17.5%
ABM Industries, Inc.	5,576	297,535
ACCO Brands Corp.	51,224	269,438
Apogee Enterprises, Inc.	4,875	248,723
Atkore, Inc.	1,662	135,353
Brady Corp. - Class A	4,657	346,900
Conduent, Inc. (a)	76,067	301,225
Deluxe Corp.	14,248	330,411
Gates Industrial Corp. PLC (a)	17,390	359,799
Genco Shipping & Trading Ltd.	12,151	175,704
Insteel Industries, Inc.	8,615	247,164
Kennametal, Inc.	11,725	280,814
ManpowerGroup, Inc.	3,875	233,353
Matson, Inc.	2,225	315,616
MillerKnoll, Inc.	10,466	234,857
REV Group, Inc.	8,870	307,789
SkyWest, Inc. (a)	3,804	459,980
TaskUS, Inc. - Class A (a)	23,562	387,595
Wabash National Corp.	10,230	159,588
		5,091,844

Information Technology - 4.6%
ASGN, Inc. (a)	3,110	274,333
Avnet, Inc.	5,357	276,743
DXC Technology Co. (a)	13,780	299,302
Immersion Corp.	41,688	348,928
Xerox Holdings Corp.	17,709	151,235
		1,350,541

Materials - 4.2%
Kronos Worldwide, Inc.	22,704	217,732
Ramaco Resources, Inc.	20,319	192,421
Ryerson Holding Corp.	8,912	199,272
SunCoke Energy, Inc.	27,585	259,023
Sylvamo Corp.	4,469	357,967
		1,226,415

Utilities - 1.1%
ALLETE, Inc.	4,831	317,010
TOTAL COMMON STOCKS (Cost $27,620,707)		28,275,855

CLOSED-END FUNDS - 1.0%
Barings BDC, Inc.	28,569	289,118
TOTAL CLOSED-END FUNDS (Cost $277,468)		289,118

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 4.31% (c)	594,155	594,155
TOTAL SHORT-TERM INVESTMENTS (Cost $594,155)		594,155

TOTAL INVESTMENTS - 99.9% (Cost $28,492,330)		29,159,128
Other Assets in Excess of Liabilities - 0.1%		20,762
TOTAL NET ASSETS - 100.0%		$29,179,890
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
BDC - Business Development Company

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Micro and SmallCap Shareholder Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,275,855	$–	$–	$28,275,855
Closed-End Funds	289,118	–	–	289,118
Money Market Funds	594,155	–	–	594,155
Total Investments	$29,159,128	$–	$–	$29,159,128

Refer to the Schedule of Investments for further disaggregation of investment categories.